Goodwill, Software And Other Intangible Assets (Schedule Of Major Components Of Software And Other Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Intangible Assets by Major Class [Line Items]
Accumulated amortization	¥ (4,594,801)	¥ (4,317,440)
Total amortizable intangible assets	1,580,374	1,587,814
Total non-amortizable intangible assets	27,946	29,671
Total	1,608,320	1,617,485
Trademarks And Trade Names
Intangible Assets by Major Class [Line Items]
Total non-amortizable intangible assets	27,946	29,671
Computer Software
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	5,565,146	5,306,474
Rights To Use Utility Facilities
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	335,998	334,520
Other Intangibles
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	¥ 274,031	¥ 264,260